UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Levy, Harkins & Co., Inc.

Address:   366 Madison Avenue, 14th Floor, New York, NY  10017


Form 13F File Number: 28-06421


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lucia LoScalzo
Title:  Office Manager
Phone:  212-888-3030

Signature,  Place,  and  Date  of  Signing:

/s/ Lucia LoScalzo                 366 Madison Avenue, NYC 10017      4/25/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      267,061
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ----------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
Akamai Technologies, Inc.    COM              00971T101   10,738   292,575          SOLE       NONE        0      0 None
Apple, Inc.                  COM              037833100   12,565    20,958          SOLE       NONE        0      0 None
American Express             COM              025816109   14,776   255,375          SOLE       NONE        0      0 None
Bank of America Warrants B   Warrant          060505153    1,272 1,211,535          SOLE       NONE        0      0 None
Berkshire Hathaway           CL B             084670207   19,705   242,825          SOLE       NONE        0      0 None
Boeing Company               COM              097023105   13,510   181,665          SOLE       NONE        0      0 None
Caterpillar Inc.             COM              149123101    8,556    80,326          SOLE       NONE        0      0 None
Cognizant Technologies Solu. CL A             192446102   13,140   170,758          SOLE       NONE        0      0 None
Deere & Co.                  COM              244199105    8,539   105,544          SOLE       NONE        0      0 None
EMC Corp.                    COM              268648102   16,909   565,890          SOLE       NONE        0      0 None
Enerplus Resources Fund      Unit TR G New    29274D604    5,903   263,305          SOLE       NONE        0      0 None
Google Inc.                  CL A             38259P508   17,263    26,921          SOLE       NONE        0      0 None
Market Vectors ETF Trust     Gold Miner ETF   57060U100   15,836   319,655          SOLE       NONE        0      0 None
Medtronic Inc.               COM              585055106    6,927   176,750          SOLE       NONE        0      0 None
Metropolitan Health Networks COM              592142103   13,868 1,480,094          SOLE       NONE        0      0 None
McDonald's Corp              COM              580135101   20,638   210,377          SOLE       NONE        0      0 None
Orbcomm, Inc.                COM              68555p100   10,344 2,686,750          SOLE       NONE        0      0 None
Qualcomm Inc.                COM              747525103   19,445   285,710          SOLE       NONE        0      0 None
Proshares Trust              PSHS ULTSH 20YRS 74347R297    8,625   421,770          SOLE       NONE        0      0 None
Tupperware Brands Corp.      COM              899896104   13,907   219,010          SOLE       NONE        0      0 None
Wal Mart Stores Inc.         COM              931142103   14,595   238,475          SOLE       NONE        0      0 None